Other Liabilities - Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current liabilities:
Refinery metal payable and liabilities	$ 679	$ 1,183
Accrued operating costs	157	336
Reclamation and remediation liabilities	98	82
Deferred income tax	74	65
Interest	74	74
Accrued capital expenditures	72	172
Royalties	58	42
Derivative instruments	36	1
Holt property royalty	15	21
Taxes other than income and mining	6	14
Boddington contingent consideration		26
Other	44	68
Other current liabilities, total	1,313	2,084
Other long-term liabilities:
Holt property royalty	119	219
Income and mining taxes	70	65
Derivative instruments	60	2
Power supply agreements	39	46
Boddington contingent consideration	10	15
Other	44	25
Other long-term liabilities, total	$ 342	$ 372